Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows [Abstract]
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
Note 15 - Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows

"Other accrued liabilities" reported on the consolidated balance sheets include the following:

	December 31,
	2011	2010
	(in thousands)

Accrued compensation	$19,581	$18,931
Accrued interest	55,170	62,999
Other	1,147	509
	$75,898	$82,439

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)

Cash payments for interest, net of amounts capitalized	$247,217	$128,807	$73,861

Cash payments for income taxes	$487	$1,797	$1,282

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$1,523,466	$1,375,010	$117,717
Cash paid	(1,500,193)	(1,351,033)	(115,285)
Receivable from seller	3,557	9,976	636
Payables to sellers	(4,847)	-	-
Liabilities assumed	$21,983	$33,953	$3,068

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.  Restricted cash of approximately $4 million and $3 million is included in "other noncurrent assets" on the consolidated balance sheets at December 31, 2011, and December 31, 2010, respectively, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.

The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility.  At December 31, 2011, approximately $54 million was included in "accounts payable and accrued expenses" on the consolidated balance sheet which represents reclassified net outstanding checks.  There was no such balance at December 31, 2010.  The Company presents these net outstanding checks as cash flows from financing activities on the consolidated statements of cash flows.